SCHEDULE OF ASSUMPTIONS USED IN BLACK-SCHOLES VALUATION METHOD FOR OPTIONS (Details)	6 Months Ended	12 Months Ended
	Apr. 30, 2024	Oct. 31, 2023
Equity [Abstract]
Risk free interest rate	4.36%	4.36%
Expected term (years)	5 years	5 years
Expected volatility	137.10%	137.10%
Expected dividends	0.00%	0.00%